Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable	$ 4,612	$ 11,934
Accrued operating	2,250	2,371
Accrued administrative	3,171	1,909
Accounts Payable and Accrued Liabilities, Current	$ 10,033	$ 16,214